Organization, History and Business (Details Narrative) - shares	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 01, 2006
Accounting Policies [Abstract]
Common Stock, Shares Authorized	700,000,000	700,000,000	700,000,000	0.000200
Preferred Stock, Shares Authorized				0.000010
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Shares Issued	0	0